OPERATING REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Lease and Non-Lease Components of Revenue
The lease and non-lease components of our revenues were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	35,433	—	35,433
Voyage charter revenues	292,720	594,775	887,495
Finance lease interest income	690	—	690
Other income	—	33,704	33,704
Total	328,843	628,479	957,322

Schedule of Contract Assets
As at December 31, 2019 and December 31, 2018, the Company reported the following contract assets in relation to its contracts with customers, including those contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2019	2018
Voyages in progress	26,021	59,437
Trade accounts receivable	42,104	52,278
Related party receivables	9,137	3,084
Other current assets	4,491	5,359
Total	81,753	120,158